Supplemental Information About The Credit Quality Of Financing Receivables And Allowance For Losses On Financing Receivables (Impaired Loans) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Impaired Loans
Financing Receivable, Allowance for Credit Losses, Collectively Evaluated for Impairment	$ 4,361	$ 4,091
Total impaired loans	5,275	6,880
Allowance for losses (specific reserves)	553	895
Loans And Leases Receivable Not Impaired at Carrying Value	217,021	231,428
Discounted Cash Flow Method [Member]
Impaired Loans
Total impaired loans	3,915	5,389
Collateral Value Method [Member]
Impaired Loans
Total impaired loans	1,360	1,491
Troubled Debt Restructuring [Member]
Impaired Loans
Total impaired loans	4,049
Loans Modified As Troubled Debt Restructuring That Have Subsequently Experienced Payment Default	266	102
TDR Modifications [Member]
Impaired Loans
Loans Modified As Troubled Debt Restructuring That Have Subsequently Experienced Payment Default	36	71
No Related Allowance [Member]
Impaired Loans
Total impaired loans	2,812	2,885
Unpaid principal balance	4,967	5,425
Average investment during the period	2,959	3,397
Related Allowance [Member]
Impaired Loans
Total impaired loans	2,463	3,995
Unpaid principal balance	3,232	4,520
Allowance for losses (specific reserves)	553	895
Average investment during the period	3,304	4,204
Consumer Other Portfolio [Member]
Impaired Loans
Allowance for losses (specific reserves)	7
Remaining Consumer Business [Member]
Impaired Loans
Allowance for losses (specific reserves)	401
Commercial Portfolio Segment [Member]
Impaired Loans
Financing Receivable, Allowance for Credit Losses, Collectively Evaluated for Impairment	758	677
Total impaired loans	3,095	3,892
Allowance for losses (specific reserves)	145	328
Loans And Leases Receivable Not Impaired at Carrying Value	118,381	125,377
Commercial Portfolio Segment [Member] | Impaired Loans [Member]
Impaired Loans
Average investment during the period	3,596	4,445
Interest income recognized	178	218
Interest income recognized on a cash basis	0	60
Commercial Portfolio Segment [Member] | No Related Allowance [Member]
Impaired Loans
Total impaired loans	2,674	2,776
Unpaid principal balance	4,788	5,272
Average investment during the period	2,839	3,299
Commercial Portfolio Segment [Member] | Related Allowance [Member]
Impaired Loans
Total impaired loans	421	1,116
Unpaid principal balance	1,140	1,572
Allowance for losses (specific reserves)	145	328
Average investment during the period	757	1,146
Commercial Portfolio Segment [Member] | Other Financing Receivables [Member] | No Related Allowance [Member]
Impaired Loans
Total impaired loans	0	2
Unpaid principal balance	0	3
Average investment during the period	0	9
Commercial Portfolio Segment [Member] | Other Financing Receivables [Member] | Related Allowance [Member]
Impaired Loans
Total impaired loans	0	4
Unpaid principal balance	0	4
Allowance for losses (specific reserves)	0	0
Average investment during the period	1	5
Consumer Portfolio Segment [Member]
Impaired Loans
Financing Receivable, Allowance for Credit Losses, Collectively Evaluated for Impairment	3,603	3,414
Total impaired loans	2,180	2,988
Allowance for losses (specific reserves)	408	567
Loans And Leases Receivable Not Impaired at Carrying Value	98,640	106,051
Consumer Portfolio Segment [Member] | Troubled Debt Restructuring [Member]
Impaired Loans
Total impaired loans	2,132	2,874
Consumer Portfolio Segment [Member] | Impaired Loans [Member]
Impaired Loans
Average investment during the period	2,667	3,156
Interest income recognized	126	221
Interest income recognized on a cash basis	5	3
Consumer Portfolio Segment [Member] | TDR Modifications [Member]
Impaired Loans
Unpaid principal balance	2,271
Consumer Portfolio Segment [Member] | TDR Modifications [Member] | Troubled Debt Restructuring [Member]
Impaired Loans
Total impaired loans	981
Consumer Portfolio Segment [Member] | No Related Allowance [Member]
Impaired Loans
Total impaired loans	138	109
Unpaid principal balance	179	153
Average investment during the period	120	98
Consumer Portfolio Segment [Member] | Related Allowance [Member]
Impaired Loans
Total impaired loans	2,042	2,879
Unpaid principal balance	2,092	2,948
Allowance for losses (specific reserves)	408	567
Average investment during the period	2,547	3,058
Consumer Portfolio Segment [Member] | Modifications Classified As TDRs In Last Twelve Months [Member]
Impaired Loans
Financing Receivable, Modifications, Recorded Investment	981	1,441
Consumer Portfolio Segment [Member] | Consumer Other Portfolio [Member] | Related Allowance [Member]
Impaired Loans
Financing Receivable, Modifications, Recorded Investment	70
Consumer Portfolio Segment [Member] | Remaining Consumer Business [Member] | Related Allowance [Member]
Impaired Loans
Financing Receivable, Modifications, Recorded Investment	1,972
Consumer Portfolio Segment [Member] | US Consumer [Member] | TDR Modifications [Member] | Troubled Debt Restructuring [Member]
Impaired Loans
Total impaired loans	475
Short-term modifications not classified as TDRs	45
Consumer Portfolio Segment [Member] | Non US Consumer [Member] | TDR Modifications [Member] | Troubled Debt Restructuring [Member]
Impaired Loans
Total impaired loans	506
Americas CLL Financing Receivables [Member] | TDR Modifications [Member] | Troubled Debt Restructuring [Member]
Impaired Loans
Financing Receivable, Modifications, Recorded Investment	515
Impaired loans paying in accordance with contractual terms	1,031	1,770
Americas CLL Financing Receivables [Member] | No Related Allowance [Member]
Impaired Loans
Total impaired loans	1,352	1,670
Unpaid principal balance	1,897	2,187
Average investment during the period	1,626	2,154
Americas CLL Financing Receivables [Member] | Related Allowance [Member]
Impaired Loans
Total impaired loans	126	417
Unpaid principal balance	160	505
Allowance for losses (specific reserves)	28	96
Average investment during the period	254	509
GE International [Member] | No Related Allowance [Member]
Impaired Loans
Total impaired loans	940	1,104
Unpaid principal balance	2,500	3,082
Average investment during the period	1,099	1,136
GE International [Member] | Related Allowance [Member]
Impaired Loans
Total impaired loans	280	691
Unpaid principal balance	965	1,059
Allowance for losses (specific reserves)	105	231
Average investment during the period	463	629
CLL Financing Receivables [Member] | TDR Modifications [Member] | Troubled Debt Restructuring [Member]
Impaired Loans
Financing Receivable, Modifications, Recorded Investment	926	1,509
Impaired loans paying in accordance with contractual terms	1,869	2,961
CLL Financing Receivables [Member] | No Related Allowance [Member]
Impaired Loans
Total impaired loans	2,292	2,774
Unpaid principal balance	4,397	5,269
Average investment during the period	2,725	3,290
CLL Financing Receivables [Member] | Related Allowance [Member]
Impaired Loans
Total impaired loans	406	1,108
Unpaid principal balance	1,125	1,564
Allowance for losses (specific reserves)	133	327
Average investment during the period	717	1,138
Energy Financial Services Financing Receivables [Member] | No Related Allowance [Member]
Impaired Loans
Total impaired loans	53	0
Unpaid principal balance	54	0
Average investment during the period	26	0
Energy Financial Services Financing Receivables [Member] | Related Allowance [Member]
Impaired Loans
Total impaired loans	15	4
Unpaid principal balance	15	4
Allowance for losses (specific reserves)	12	1
Average investment during the period	24	2
GECAS Financing Receivables [Member] | No Related Allowance [Member]
Impaired Loans
Total impaired loans	329	0
Unpaid principal balance	337	0
Average investment during the period	88	0
GECAS Financing Receivables [Member] | Related Allowance [Member]
Impaired Loans
Total impaired loans	0	0
Unpaid principal balance	0	0
Allowance for losses (specific reserves)	0	0
Average investment during the period	$ 15	$ 1